Convertible Notes - Additional Information (Detail) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended		16 Months Ended
	May 31, 2021	Dec. 31, 2012	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage						8.00%
Debt issuance costs, net				$ 24,852	$ 4,798
Stockholders' equity note, stock split, exchange ratio		1.8282
Interest expense debt				$ 2,103	4,490
New Spire Class A Common stock [Member]
Debt Instrument [Line Items]
Stockholders' equity note, stock split, exchange ratio				1.7058
2019 and 2020 convertible notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt						$ 42,884
Debt instrument maturity date	Jul. 31, 2022					Jan. 29, 2022
Percentage of principal payment to be paid on maturity date if unconverted						5.00%
Debt issuance costs, net						$ 392
2021 convertible notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt			$ 20,000
Debt instrument interest rate stated percentage			8.00%
Debt issuance costs, net			$ 62
Debt Instrument convertible conversion ratio				13.6466
Debt Instrument, Term			4 years
2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument convertible conversion ratio				2.4808
2020 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument convertible conversion ratio				2.4808
Convertible notes payable [Member]
Debt Instrument [Line Items]
Accrued interest				$ 0	$ 5,944
Debt Instrument, Increase, Accrued Interest				$ 1,698